Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 17, 2022
Entity Registrant Name	MFS® SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 17, 2022
Document Effective Date	Jun. 20, 2022
Prospectus Date	Jun. 22, 2022
MFS Core Bond Fund | R4
Prospectus:
Trading Symbol	MCBKX
MFS Core Bond Fund | R6
Prospectus:
Trading Symbol	MCBMX
MFS Core Bond Fund | R3
Prospectus:
Trading Symbol	MCBJX
MFS Core Bond Fund | A
Prospectus:
Trading Symbol	MCBEX
MFS Core Bond Fund | R1
Prospectus:
Trading Symbol	MCBGX
MFS Core Bond Fund | I
Prospectus:
Trading Symbol	MCBFX
MFS Core Bond Fund | C
Prospectus:
Trading Symbol	MCBCX
MFS Core Bond Fund | R2
Prospectus:
Trading Symbol	MCBHX